Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

The Company and its subsidiaries file tax returns separately.

Income taxes

Cayman Islands: under the current laws of the Cayman Islands, the Company and its subsidiaries in the Cayman Islands are not subject to taxes on their income and capital gains.

Hong Kong: in accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the "Ordinance"). Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity's assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. The subsidiaries registered in Hong Kong did not have assessable profits that were derived Hong Kong during the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

United Kingdom: in accordance with the relevant tax laws and regulations of United Kingdom, a company registered in the United Kingdom is subject to income taxes within United Kingdom at the applicable tax rate on taxable income. All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary in United Kingdom did not have assessable profits that were derived from United Kingdom during the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017. Therefore, no United Kingdom profit tax has been provided for in the periods presented.

Singapore: in accordance with the relevant tax laws and regulations of Singapore, a company registered in the Singapore is subject to income taxes within Singapore at the applicable tax rate on taxable income. All the Singapore subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 17%. The subsidiary in Singapore did not have assessable profits that were derived from Singapore during the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017. Therefore, no Singapore profit tax has been provided for in the periods presented.

Seychelles: in accordance with the relevant tax laws and regulations of Seychelles, a company registered in the Seychelles is subject to income taxes within Seychelles at the applicable tax rate on taxable income. All the Seychelles subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 25%. The subsidiary in Seychelles did not have assessable profits that were derived from Seychelles during the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017. Therefore, no Seychelles profit tax has been provided for in the periods presented.

Samoa: in accordance with the relevant tax laws and regulations of Samoa, a company registered in the Samoa is subject to income taxes within Samoa at the applicable tax rate on taxable income. All the Samoa subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 27%. The subsidiary in Samoa did not have assessable profits that were derived from Samoa during the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017. Therefore, no Samoa profit tax has been provided for in the periods presented.

United States (Nevada): in accordance with the relevant tax laws and regulations of the United States, a company registered in the United States is subject to income taxes within the United States at the applicable tax rate on taxable income. All the United States subsidiaries in Nevada that are not entitled to any tax holiday were subject to income tax at a rate of 21%. The subsidiary in the United States did not have assessable profits that were derived from the United States during the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017. Therefore, no United States profit tax has been provided for in the periods presented.

The components of the provision for income taxes expenses are:

	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Net loss before tax	$(20,116,938)	$(15,134,485)	$(2,561,507)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(3,319,294)	(2,497,190)	(422,649)
Impact of different tax rates in other jurisdictions	(91,623)	(3,066)	-
Non-taxable income	(389,714)	(95,018)	-
Non-deductible expenses	702,433	540,893	-
Prior year tax effect	-	-	(576,970)
Change in valuation allowance	3,098,198	2,054,381	999,619
Effective income tax expense	$-	$-	$-

Deferred tax asset, net

Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.

	December 31, 2019	December 31, 2018
Deferred tax asset:
Tax loss carry forward	$6,699,345	$3,499,428
Deferred tax liability:
Depreciation and amortization	(547,147)	(445,428)
Net deferred tax assets before valuation allowance	6,152,198	3,054,000
Valuation allowance	(6,152,198)	(3,054,000)
Deferred tax asset, net	$-	$-

As of December 31, 2019 and 2018, the Group had net operating loss carry-forwards of $40,329,428 and $21,191,279, respectively, including its Hong Kong, Singapore, Seychelles, Samoa, the United States and the United Kingdom operations, which are available to reduce future taxable income. Net operating loss carry forward from Seychelles amounting to $439,345 as of December 31, 2019 are available to be carried forward for 5 years, while all of the other losses can be carried forward indefinitely.

Valuation allowance was provided against deferred tax assets in entities where it was determined, it was more likely than not that the benefits of the deferred tax assets will not be realized. The Group had deferred tax assets which consisted of tax loss carry forward, which can be carried forward to offset future taxable income. The Group maintains a full valuation allowance on its net deferred tax assets. The management determines it is more likely than not that all of its deferred tax assets will not be utilized. The valuation allowance increased by $3,098,198, $2,054,381 and $999,619, respectively, for the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017.